UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  3/31/2013

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:


Saybrook Capital
2210 Brookfield Drive
Winston-Salem, NC  27106

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Liz Grodski
Title:  Office Manager
Phone:	631-725-5518

Signature, Place, and Date of Signing:

Liz Grodski	  Sag Harbor, NY	       May 8, 2013

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total:  $142024



List of Other Included Managers:

NONE


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101     5151    48453 SH       Sole                    48453
AT&T Inc.                      COM              00206R102      493    13445 SH       Sole                    13445
Allergan Inc.                  COM              018490102     3821    34232 SH       Sole                    34232
Allstate Corp                  COM              020002101      346     7060 SH       Sole                     7060
American International Group,  COM              026874784       27      700 SH       Sole                      700
Apple Computer                 COM              037833100     6612    14936 SH       Sole                    14936
Automatic Data Processing      COM              053015103     5682    87377 SH       Sole                    87377
BYD Co Ltd ADR                 COM              05606L100      188    29500 SH       Sole                    29500
Berkshire Hathaway Inc Cl A    COM              084670108     4688       30 SH       Sole                       30
Berkshire Hathaway Inc Cl B    COM              084670702     5272    50597 SH       Sole                    50597
Bridgehampton National Bank    COM              108035106     1280    59485 SH       Sole                    59485
Bristol Myers                  COM              110122108      362     8800 SH       Sole                     8800
Caterpillar Inc.               COM              149123101     2705    31100 SH       Sole                    31100
Chevron Corporation            COM              166764100      477     4018 SH       Sole                     4018
Coca-Cola                      COM              191216100      896    22152 SH       Sole                    22152
Deere & Company                COM              244199105     1677    19500 SH       Sole                    19500
Diageo Plc                     COM              25243Q205     4834    38413 SH       Sole                    38413
Disney Walt Co                 COM              254687106      454     8000 SH       Sole                     8000
Ei Dupont De Nemours & Co      COM              263534109      620    12620 SH       Sole                    12620
Emerson Elec Co                COM              291011104     4695    84036 SH       Sole                    84036
Equity Residential Sh Ben Int  COM              29476L107     3492    63425 SH       Sole                    63425
Exxon Mobil Corp               COM              30231G102     7517    83421 SH       Sole                    83421
Factset Research Sys           COM              303075105     3813    41174 SH       Sole                    41174
General Elec Co                COM              369604103     9220   398771 SH       Sole                   398771
Google Inc. Cl A               COM              38259P508     7339     9241 SH       Sole                     9241
Heineken Holding               COM              N39338194      586     9125 SH       Sole                     9125
Heinz H J Co                   COM              423074103     2151    29760 SH       Sole                    29760
Honeywell International Inc    COM              438516106     4521    60002 SH       Sole                    60002
International Business Machine COM              459200101     5230    24521 SH       Sole                    24521
Johnson & Johnson              COM              478160104     5152    63188 SH       Sole                    63188
Kraft Foods Group Inc Com      COM              50076Q106     1096    21269 SH       Sole                    21269
Laboratory Amer Hldgs Com New  COM              50540R409      943    10450 SH       Sole                    10450
Mela Sciences Inc Com          COM              55277R100       18    15900 SH       Sole                    15900
Mondelez Intl Inc Cl A         COM              609207105     2947    96244 SH       Sole                    96244
Nestle Sa                      COM              641069406     5112    70515 SH       Sole                    70515
Nextera Energy Inc.            COM              65339F101      311     4000 SH       Sole                     4000
Norfolk Southern Corp.         COM              655844108     4140    53715 SH       Sole                    53715
Pepsico Inc.                   COM              713448108     2646    33443 SH       Sole                    33443
Pfizer Inc.                    COM              717081103     1058    36662 SH       Sole                    36662
Philip Morris Intl Inc Com     COM              718172109     1270    13700 SH       Sole                    13700
Plum Creek Timber Co.          COM              729251108      522    10000 SH       Sole                    10000
Procter And Gamble Co          COM              742718109     5608    72778 SH       Sole                    72778
Schlumberger                   COM              806857108     4303    57458 SH       Sole                    57458
Smucker J M Company            COM              832696405      242     2440 SH       Sole                     2440
Southwestern Energy Co.        COM              845467109     4151   111401 SH       Sole                   111401
Target Corp                    COM              87612E106     3511    51294 SH       Sole                    51294
Verizon Communications         COM              92343V104      346     7044 SH       Sole                     7044
Vodafone Group PLC New         COM              92857W209     4029   141850 SH       Sole                   141850
Wells Fargo & Co.              COM              949746101      259     7000 SH       Sole                     7000
Spdr Tr Unit Ser 1                              78462F103      210     1343 SH       Sole                     1343